Taxes on Income (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Israeli [Member]
Taxes on Income (Details) [Line Items]
Corporate tax rate	23.00%
Net operating loss carryforwards (in Dollars)	$ 7,608
US subsidiary [Member]
Taxes on Income (Details) [Line Items]
U.S. federal tax rate	21.00%